Right-of-Use Assets and Lease Liabilties - Schedule of Lease Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilties - Schedule of Lease Liabilities (Details) [Line Items]
Current portion	[1]	$ 2,141,509	$ 1,670,909
Non-current portion	[1]	2,081,431	889,920
Lease liabilities		4,222,940	2,560,829
Total minimum lease payments:
Total minimum lease payments		4,568,542	2,653,502
Future finance charges on lease liabilities		(345,602)	(92,673)
Present value of lease liabilities		4,222,940	2,560,829
Due within one year [Member]
Total minimum lease payments:
Total minimum lease payments		2,365,069	1,702,231
Due in the second to fifth years [Member]
Total minimum lease payments:
Total minimum lease payments		$ 2,203,473	$ 951,271

[1]	Starting in 2025, the Company merged the balance sheet statement line item “Operating lease liabilities” and “Finance lease liabilities” to “Lease liabilities” for better presentation. Comparative information for 2024 has been reclassified to conform to the current year’s presentation.